Segmental reporting (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of operating segments [line items]
Gold income	$ 2,144	$ 2,090	$ 4,388
By-product revenue	42	65	113
Cost of sales	1,749	1,592	3,362
Gross profit	435	563	1,133
Amortisation	300	284	633
Capital expenditure	453	434	1,028
Total assets	7,945	8,219	8,072
Operating segments
Disclosure of operating segments [line items]
Gold income	2,442	2,371	4,984
By-product revenue	42	66	114
Cost of sales	1,930	1,755	3,704
Gross profit	552	681	1,389
Amortisation	345	329	728
Capital expenditure	497	472	1,118
AFRICA | Operating segments
Disclosure of operating segments [line items]
Gold income	1,475	1,386	2,981
By-product revenue	2	3	4
Cost of sales	1,060	936	2,004
Gross profit	417	452	981
Amortisation	197	162	367
Capital expenditure	280	217	576
Total assets	4,302	3,988	4,083
AFRICA | Operating segments | Kibali - Attributable 45%
Disclosure of operating segments [line items]
Gold income	298	281	596
By-product revenue	0	1	1
Cost of sales	181	163	342
Gross profit	117	118	256
Amortisation	45	45	95
Capital expenditure	44	38	90
Total assets	1,093	1,120	1,063
AFRICA | Operating segments | Iduapriem
Disclosure of operating segments [line items]
Gold income	239	224	443
By-product revenue	0	0	1
Cost of sales	195	153	314
Gross profit	45	71	130
Amortisation	66	32	80
Capital expenditure	70	53	146
Total assets	496	405	436
AFRICA | Operating segments | Obuasi
Disclosure of operating segments [line items]
Gold income	242	165	431
By-product revenue	0	1	1
Cost of sales	157	115	266
Gross profit	85	51	165
Amortisation	30	16	40
Capital expenditure	75	64	159
Total assets	1,337	1,125	1,268
AFRICA | Operating segments | Siguiri
Disclosure of operating segments [line items]
Gold income	258	321	591
By-product revenue	1	0	0
Cost of sales	234	237	488
Gross profit	23	84	103
Amortisation	15	24	50
Capital expenditure	15	11	27
Total assets	428	530	447
AFRICA | Operating segments | Geita
Disclosure of operating segments [line items]
Gold income	438	395	920
By-product revenue	1	1	1
Cost of sales	293	268	594
Gross profit	146	128	327
Amortisation	41	45	102
Capital expenditure	76	51	154
Total assets	942	804	864
AFRICA | Operating segments | Administration and other
Disclosure of operating segments [line items]
Gross profit	1	0	0
Total assets	6	4	5
AUSTRALIA | Operating segments
Disclosure of operating segments [line items]
Gold income	514	475	967
By-product revenue	2	2	4
Cost of sales	414	380	783
Gross profit	102	97	188
Amortisation	66	77	172
Capital expenditure	73	93	202
Total assets	963	986	960
AUSTRALIA | Operating segments | Sunrise Dam
Disclosure of operating segments [line items]
Gold income	250	218	410
By-product revenue	1	1	1
Cost of sales	196	185	371
Gross profit	54	33	40
Amortisation	25	26	54
Capital expenditure	22	20	50
AUSTRALIA | Operating segments | Tropicana - Attributable 70%
Disclosure of operating segments [line items]
Gold income	264	257	557
By-product revenue	1	1	3
Cost of sales	202	180	382
Gross profit	64	79	177
Amortisation	40	50	117
Capital expenditure	51	73	152
AUSTRALIA | Operating segments | Administration and other
Disclosure of operating segments [line items]
Cost of sales	16	15	30
Gross profit	(16)	(15)	(29)
Amortisation	1	1	1
AMERICAS | Operating segments
Disclosure of operating segments [line items]
Gold income	453	510	1,036
By-product revenue	38	61	106
Cost of sales	455	439	913
Gross profit	37	132	229
Amortisation	80	88	185
Capital expenditure	134	154	322
Total assets	1,362	1,647	1,406
AMERICAS | Operating segments | Cerro Vanguardia
Disclosure of operating segments [line items]
Gold income	158	168	319
By-product revenue	37	44	75
Cost of sales	151	135	273
Gross profit	44	77	122
Amortisation	19	17	39
Capital expenditure	33	21	66
Total assets	513	514	514
AMERICAS | Operating segments | AngloGold Ashanti Mineração
Disclosure of operating segments [line items]
Gold income	223	267	557
By-product revenue	1	17	31
Cost of sales	222	223	477
Gross profit	2	61	111
Amortisation	42	51	106
Capital expenditure	74	104	199
Total assets	599	855	625
AMERICAS | Operating segments | Serra Grande
Disclosure of operating segments [line items]
Gold income	72	75	160
Cost of sales	80	79	162
Gross profit	(8)	(4)	(2)
Amortisation	19	20	40
Capital expenditure	27	29	57
Total assets	230	250	228
AMERICAS | Operating segments | Administration and other
Disclosure of operating segments [line items]
Cost of sales	2	2	1
Gross profit	(1)	(2)	(2)
Total assets	20	28	39
PROJECTS | Operating segments
Disclosure of operating segments [line items]
Capital expenditure	10	7	17
Total assets	874	694	872
PROJECTS | Operating segments | Colombian projects
Disclosure of operating segments [line items]
Capital expenditure	5	6	16
Total assets	225	216	244
PROJECTS | Operating segments | North American projects
Disclosure of operating segments [line items]
Capital expenditure	5	1	1
Total assets	649	478	628
CORPORATE AND OTHER | Operating segments
Disclosure of operating segments [line items]
Cost of sales	1	0	4
Gross profit	(4)	0	(9)
Amortisation	2	2	4
Capital expenditure	0	1	1
Total assets	444	904	751
Equity-accounted joint venture included above | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Gold income	298	281	596
By-product revenue	0	1	1
Cost of sales	181	163	342
Gross profit	117	118	256
Amortisation	45	45	95
Capital expenditure	$ 44	$ 38	$ 90